Note 4 - Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Commitments Disclosure [Text Block]
4.	Commitments

Operating Lease. We lease approximately 8,400 square feet of office and laboratory space pursuant to an operating lease which expires on December 31, 2025. Rent expense for the three-month periods ended March 31, 2024 and 2023 was $46,764 and $45,414, respectively. Future minimum lease payments total $140,292 in 2024, and $192,708 in 2025 although the lease may be terminated at any time by either party with one hundred eighty days written notice.

License Agreements. We have entered into license agreements for various technologies and patent rights associated with our product development activities. These agreements may contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Due to the uncertainty of the achievement and timing of the contingent events requiring payment under these agreements, the amounts to be paid by us in the future are not determinable.

Other Commitments. In the normal course of business we enter into various contracts and purchase commitments including those with contract research organizations (“CROs”) and contract manufacturing organizations (“CMOs”) for clinical trials services and production of materials for use in our clinical trials. Most contracts are generally cancellable, with notice, at the Company’s option. Payments due upon cancellation may consist of payments for services provided or expenses incurred to date, or cancellation penalties depending on the time of cancellation.

4.	Commitments

Operating Lease.  We lease approximately 8,400 square feet of office and laboratory space pursuant to an operating lease which expires on December 31, 2025. Rent expense for the years ended December 31, 2023 and 2022 was $182,106 and $176,797, respectively. Future minimum lease payments total approximately $187,000 in 2024 and $193,000 in 2025 although the lease may be terminated at any time by either party with one hundred eighty days written notice.

License Agreements.  We have entered into license agreements for various technologies and patent rights associated with our product development activities. These agreements may contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Due to the uncertainty of the achievement and timing of the contingent events requiring payment under these agreements, the amounts to be paid by us in the future are not determinable.

Other Commitments. In the normal course of business we enter into various contracts and purchase commitments including those with contract research organizations (“CROs”) and contract manufacturing organizations (“CMOs”) for clinical trials services and production of materials for use in our clinical trials. Most contracts are generally cancellable, with notice, at the Company’s option. Payments due upon cancellation may consist of payments for services provided or expenses incurred to date, or cancellation penalties depending on the time of cancellation.